Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

The following is a schedule of future minimum lease payments for premises & equipment at year end 2012:
2013	$462
2014	392
2015	324
2016	259
2017	184
Thereafter	1,637
Total	$3,258